UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 to June 30, 2017

Date of Report (Date of earliest event reported): August 7, 2017

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001705807

Michael J. Harvey (441) 296-2500 mjh@textainer.com

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

Textainer Marine Containers V Limited

(Exact name of securitizer as specified in its charter)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Textainer Marine Containers V Limited (the “Securitizer”) acted as sponsor for the following series of asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period:

FIXED RATE ASSET-BACKED NOTES, SERIES 2017-1, CLASS A, and FIXED RATE ASSET-BACKED NOTES, SERIES 2017-1, CLASS B

FIXED RATE ASSET-BACKED NOTES, SERIES 2017-2, CLASS A, and FIXED RATE ASSET-BACKED NOTES, SERIES 2017-2, CLASS B

There is no activity to report for such asset-backed securities under the requirements of Rule 15Ga-1(a) for the Reporting Period, and the Securitizer suspends its quarterly reporting obligations pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 8, 2017

Textainer Marine Containers V Limited
(Securitizer)

By:	/s/ Michael K. Chan
Name: Michael K. Chan
Title: Authorized Signatory